Fair value hierarchy of assets and liabilities (Detail) (Recurring, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Total Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 257,404	$ 141,159
Equity mutual funds	22,239	15,241	17,262
Contingent value rights	22,020
Interest rate swaps			1,066
Borrowings		293,434	324,268
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	257,404	141,159
Equity mutual funds	22,239	15,241	17,262
Contingent value rights	0
Interest rate swaps			0
Borrowings		0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Equity mutual funds	0	0	0
Contingent value rights	0
Interest rate swaps			1,066
Borrowings	197,744	293,434	324,268
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Equity mutual funds	0	0	0
Contingent value rights	22,020
Interest rate swaps			0
Borrowings		$ 0	$ 0